UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07326
                                                    -----------

                          Gabelli Investor Funds, Inc.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
         --------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: December 31
                                              ------------

                   Date of reporting period: December 31, 2007
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                              THE GABELLI ABC FUND
                                  ANNUAL REPORT
                               DECEMBER 31, 2007



TO OUR SHAREHOLDERS,

      The Sarbanes-Oxley Act requires a fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification would cover the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements. Many of these comments and opinions would be difficult or impossible to certify.

      Because we do not want our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts, we have separated their commentary from the financial statements and investment portfolio and have sent it to you separately. Both the commentary and the financial statements, including the schedule of investments, will be available on our website at www.gabelli.com/funds.

      Enclosed are the audited financial statements and the investment portfolio as of December 31, 2007 with a description of factors that affected the performance during the past year.

PERFORMANCE DISCUSSION (UNAUDITED)

      The Gabelli ABC Fund gained 7.10% during the year 2007. We note that 2007 was the 15th consecutive calendar year during which the Fund had positive performance.

      The Fund invests a portion of its assets in "event" driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the Fund may purchase the selling company's securities, offering the Fund the possibility of generous returns relative to cash equivalents with a limited risk of capital.

      Spreads were tight for the first half of 2007 as most deals closed without issue, and leverage to both corporate and financial buyers seemed unlimited. Throughout the summer, spreads widened as the dislocation in the credit markets called into question the ability of private equity firms to close announced deals. Investors priced risk back into the equation, causing spreads on strategic transactions to widen. Once KKR completed the highly leveraged acquisition of First Data, spreads narrowed only to widen again in October and November as deals busted. JC Flowers' planned acquisition of Sallie Mae (0.7% of net assets as of December 31, 2007), Cerberus' acquisition of United Rentals and Affiliated Computer Services, Goldman and KKR's acquisition of Harman
International (0.2%), and The Finish Line's planned acquisition of Genesco (0.1%) are examples. Our results were crimped by small positions in deals that broke, including SLM Corp. (Sallie Mae) and Genesco.

      Some of the best performers in 2007 from the long-term holdings in the ABC Fund include BCE (0.6%), Cogeco (0.2%), Corning (0.2%), Mirant (0.2%), and U.S. Cellular (0.3%).

      Stock positions that the Fund had at the beginning of 2007 that declined during the year were Aquila (1.1%), Cablevision (0.8%), Nissin Food (0.9%), and Portugal Telecom (1.5%).

      The Fund's cash and cash equivalents at the end of 2007 were 45.6%. Interest earned from our short-term U.S. Treasury Bill investments during the year also helped returns.

                                 Sincerely yours,


                                 /s/ Bruce N. Alpert
                                 Bruce N. Alpert
                                 President
February 22, 2008

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
                     THE GABELLI ABC FUND CLASS AAA SHARES,
   THE LIPPER U.S. TREASURY MONEY MARKET FUND AVERAGE, AND THE S&P 500 INDEX

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:
                                    Lipper U.S. Treasury
                Gabelli ABC Fund    Money Market Average      S&P 500 Index
5/14/93             $10,000               $10,000               $10,000
12/31/93             10,910                10,163                10,809
12/31/94             11,404                10,530                10,951
12/31/95             12,679                11,091                15,060
12/31/96             13,667                11,618                18,517
12/31/97             15,409                12,138                24,692
12/31/98             17,126                12,705                31,754
12/31/99             18,667                13,247                38,432
12/31/00             20,693                13,980                34,935
12/31/01             21,636                14,450                30,781
12/31/02             21,825                14,599                23,981
12/31/03             22,903                14,660                30,857
12/31/04             23,345                14,747                34,211
12/31/05             24,507                15,089                35,891
12/31/06             27,441                15,714                41,554
12/31/07             29,389                16,356                43,836

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

COMPARATIVE RESULTS

----------------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL RETURNS THROUGH DECEMBER 31, 2007 (A)
                                 ----------------------------------------------------
                                                                                     Since
                                                                                   Inception
                               Quarter   1 Year     3 Year     5 Year    10 Year   (5/14/93)
                               -------   ------     ------     ------    -------   ---------
  GABELLI ABC FUND
     AAA SHARES .............  0.85%      7.10%      7.98%     6.13%     6.67%       7.65%
     ADVISOR SHARES .........  0.73       6.88       7.90      6.09      6.65        7.63
  S&P 500 Index ............. (3.33)      5.49       8.61     12.82      5.91       10.63
  Lipper U.S. Treasury Money
     Market Fund Average ....  0.85       4.09       3.49      2.31      3.06        3.50(b)

  IN THE CURRENT PROSPECTUS, THE FUND'S EXPENSE RATIOS ARE 0.64% FOR THE CLASS AAA SHARES AND 0.89% FOR THE ADVISOR CLASS SHARES. THE FUND DOES NOT HAVE A SALES CHARGE.
 (a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. RETURNS WOULD HAVE BEEN LOWER IF CERTAIN EXPENSES OF THE FUND HAD NOT BEEN WAIVED OR REIMBURSED FROM APRIL 1, 2002 THROUGH APRIL 30, 2007. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND
     SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER U.S. TREASURY MONEY MARKET FUND AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX. THE CLASS AAA SHARES' NET ASSET VALUES ("NAV'S") PER SHARE ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF THE ADVISOR CLASS SHARES ON MAY 1, 2007. THE ACTUAL PERFORMANCE FOR THE ADVISOR CLASS SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THIS CLASS OF SHARES.
 (b) FROM APRIL 30, 1993, THE DATE CLOSEST TO THE FUND'S INCEPTION FOR WHICH DATA IS AVAILABLE.
--------------------------------------------------------------------------------

THE GABELLI ABC FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from July 1, 2007 through December 31, 2007
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 31, 2007.

                            Beginning        Ending      Annualized    Expenses
                          Account Value  Account Value     Expense   Paid During
                            07/01/07       12/31/07        Ratio       Period*
--------------------------------------------------------------------------------
THE GABELLI ABC FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA                  $1,000.00       $1,016.10       0.64%         $3.23
Advisor Class              $1,000.00       $1,015.00       0.89%         $4.50

HYPOTHETICAL 5% RETURN
Class AAA                  $1,000.00       $1,021.86       0.64%         $3.24
Advisor Class              $1,000.00       $1,020.61       0.89%         $4.51

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets as of December 31, 2007:


THE GABELLI ABC FUND
U.S. Government Obligations .................... 45.6%
Health Care .................................... 11.3%
Computer Software and Services .................  7.9%
Energy and Utilities ...........................  6.3%
Hotels and Gaming ..............................  4.4%
Electronics ....................................  4.0%
Wireless Communications ........................  3.7%
Telecommunications .............................  3.3%
Specialty Chemicals ............................  3.2%
Building and Construction ......................  3.1%
Food and Beverage ..............................  2.8%
Financial Services .............................  2.0%
Broadcasting ...................................  1.5%
Automotive: Parts and Accessories ..............  1.3%
Cable and Satellite ............................  1.1%
Consumer Products ..............................  1.0%
Retail .........................................  0.8%
Metals and Mining ..............................  0.6%
Diversified Industrial .........................  0.5%
Business Services ..............................  0.4%
Aviation: Parts and Services ...................  0.3%
Equipment and Supplies .........................  0.2%
Publishing .....................................  0.1%
Entertainment ..................................  0.1%
Waste Management ...............................  0.1%
Machinery ......................................  0.0%
Real Estate ....................................  0.0%
Agriculture ....................................  0.0%
Consumer Services ..............................  0.0%
Communications Equipment .......................  0.0%
Home Furnishings ...............................  0.0%
Transportation .................................  0.0%
Other Assets and Liabilities (Net) ............. (5.6)%
                                                ------
                                                100.0%
                                                ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED SEPTEMBER 30, 2007. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS -- DECEMBER 31, 2007
================================================================================

                                                                MARKET
    SHARES                                       COST            VALUE
    ------                                       ----           ------
              COMMON STOCKS -- 59.8%
              AGRICULTURE -- 0.0%
        300   Provimi SA ................... $     13,974     $      8,114
                                             ------------     ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.3%
     21,000   BERU AG ......................    1,834,871        2,305,803
      5,000   Federal-Mogul Corp.+ .........       14,938            2,250
      3,000   Lear Corp.+ ..................       87,600           82,980
      3,000   Scania AB, Cl. A .............       47,468           77,980
                                             ------------     ------------
                                                1,984,877        2,469,013
                                             ------------     ------------
              AVIATION: PARTS AND SERVICES -- 0.3%
      7,000   Kaman Corp. ..................      122,323          257,670
    125,300   The Fairchild Corp., Cl. A+ ..      368,886          325,780
                                             ------------     ------------
                                                  491,209          583,450
                                             ------------     ------------
              BROADCASTING -- 1.5%
     50,000   Clear Channel
                Communications Inc. ........    1,904,262        1,726,000
      9,000   Cogeco Inc. ..................      175,303          360,201
      6,000   Emmis Communications Corp.,
                Cl. A+ .....................       70,550           23,100
        787   Granite Broadcasting Corp.+ ..        9,454           19,675
        500   Liberty Media Corp. -
                Capital, Cl. A+ ............       32,320           58,245
     40,000   Lin TV Corp., Cl. A+ .........      593,943          486,800
        500   Salem Communications
                Corp., Cl. A ...............        3,895            3,295
                                             ------------     ------------
                                                2,789,727        2,677,316
                                             ------------     ------------
              BUILDING AND CONSTRUCTION -- 3.1%
      1,000   Goodman Global Inc.+ .........       23,905           24,540
     60,000   The Genlyte Group Inc.+ ......    5,690,160        5,712,000
                                             ------------     ------------
                                                5,714,065        5,736,540
                                             ------------     ------------
              BUSINESS SERVICES -- 0.2%
      2,000   AMICAS Inc.+ .................        5,696            5,320
      1,000   First Consulting Group Inc.+ .       12,715           12,930
     16,000   PHH Corp.+ ...................      465,502          282,240
      2,500   TNS Inc. .....................       43,308           44,375
      2,500   Trans-Lux Corp.+ .............       18,797           16,000
                                             ------------     ------------
                                                  546,018          360,865
                                             ------------     ------------
              CABLE AND SATELLITE -- 1.1%
     60,000   Cablevision Systems Corp.,
                Cl. A+ .....................    1,788,999        1,470,000
     33,100   PT Multimedia Servicos de
                Telecomunicacoes e
                Multimedia SGPS SA .........      325,373          462,162
      1,056   PT Multimedia Servicos de
                Telecomunicacoes e
                Multimedia SGPS SA, ADR ....       15,154           14,256
                                             ------------     ------------
                                                2,129,526        1,946,418
                                             ------------     ------------

                                                                MARKET
    SHARES                                       COST            VALUE
    ------                                       ----           ------
              COMPUTER SOFTWARE AND SERVICES -- 7.9%
      1,500   Affiliated Computer
                Services Inc., Cl. A+ ...... $     62,327     $     67,650
     60,000   BEA Systems Inc.+ ............      987,874          946,800
      4,000   Business Objects SA+ .........      241,587          244,455
    200,000   Cognos Inc.+ .................   11,477,746       11,514,000
     50,000   Metavante Technologies Inc.+ .    1,182,365        1,166,000
      7,196   NAVTEQ Corp.+ ................      538,775          544,018
  1,215,000   StorageNetworks Inc.,
                Escrow+ (a) ................            0           36,450
                                             ------------     ------------
                                               14,490,674       14,519,373
                                             ------------     ------------
              CONSUMER PRODUCTS -- 1.0%
     20,000   Altadis SA ...................    1,321,993        1,453,573
      4,000   Harman International
                Industries Inc. ............      458,608          294,840
     50,000   Levcor International Inc.+ ...      117,200           15,000
     50,000   Revlon Inc., Cl. A+ ..........      103,811           59,000
                                             ------------     ------------
                                                2,001,612        1,822,413
                                             ------------     ------------
              CONSUMER SERVICES -- 0.0%
        300   TradeDoubler AB ..............        9,415            6,452
                                             ------------     ------------
              DIVERSIFIED INDUSTRIAL -- 0.5%
      2,000   Ampco-Pittsburgh Corp. .......       30,788           76,260
      6,000   Hexagon AB, Cl. B ............      176,111          125,789
      6,000   Katy Industries Inc.+ ........       25,438           12,000
     30,000   Myers Industries Inc. ........      590,335          434,100
     50,000   WHX Corp.+ ...................      493,012          190,000
                                             ------------     ------------
                                                1,315,684          838,149
                                             ------------     ------------
              ELECTRONICS -- 4.0%
     70,000   Alliance Semiconductor Corp. .      291,131          112,000
     29,000   Excel Technology Inc.+ .......      864,849          785,900
     25,600   MoSys Inc.+ ..................       97,928          124,160
    312,600   Nextest Systems Corp.+ .......    6,177,977        6,217,614
      1,140   Safran SA ....................       21,363           23,384
                                             ------------     ------------
                                                7,453,248        7,263,058
                                             ------------     ------------
              ENERGY AND UTILITIES -- 6.3%
      1,000   Anadarko Petroleum Corp. .....       46,660           65,690
    560,000   Aquila Inc.+ .................    2,289,681        2,088,800
     15,000   Energy East Corp. ............      394,148          408,150
      3,001   Forest Oil Corp.+ ............      127,543          152,571
     20,000   Grant Prideco Inc.+ ..........    1,077,970        1,110,200
      1,000   Helix Energy Solutions
                Group Inc.+ ................       39,930           41,500
     10,263   Mirant Corp.+ ................      175,575          400,052
    250,000   Mirant Corp., Escrow+ ........            0                0
      5,000   Northeast Utilities ..........       67,167          156,550
     68,000   NorthWestern Corp. ...........    2,122,965        2,006,000

                See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
================================================================================

                                                                MARKET
    SHARES                                       COST            VALUE
    ------                                       ----           ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES (CONTINUED)
      5,000   Oesterreichische
                Elektrizitaetswirtschafts
                AG, Cl. A .................. $    262,830     $    350,015
        715   PetroHawk Energy Corp.+ ......        7,894           12,377
     25,000   Progress Energy Inc., CVO+ (a)       13,000            8,250
     90,000   Puget Energy Inc. ............    2,508,931        2,468,700
     10,000   Queensland Gas Co. Ltd.+ .....       10,619           28,800
        800   REpower Systems AG+ ..........      118,954          146,205
      1,000   Stone Energy Corp.+ ..........       38,634           46,910
     44,000   Suez SA, Strips+ .............            0              643
      5,000   Techem AG ....................      353,456          409,375
     30,000   Trane Inc. ...................    1,369,798        1,401,300
     75,000   WesternZagros
                Resources Ltd.+ ............      302,326          182,380
                                             ------------     ------------
                                               11,328,081       11,484,468
                                             ------------     ------------
              ENTERTAINMENT -- 0.1%
      1,001   Chestnut Hill Ventures+ (a) ..        3,749           28,178
      5,000   Discovery Holding Co., Cl. A+       112,326          125,700
                                             ------------     ------------
                                                  116,075          153,878
                                             ------------     ------------
              EQUIPMENT AND SUPPLIES -- 0.2%
     25,000   Baldwin Technology Co. Inc.,
                Cl. A+ .....................       59,500          118,000
      2,000   HeidelbergCement AG ..........      146,532          309,955
                                             ------------     ------------
                                                  206,032          427,955
                                             ------------     ------------
              FINANCIAL SERVICES -- 2.0%
      1,000   Alfa Corp. ...................       21,454           21,670
      3,000   Argo Group International
                Holdings Ltd.+ .............       79,004          126,390
              Citizens Republic Bancorp Inc.            0                0
      3,000   Commerce Bancorp Inc. ........      109,493          114,420
     30,000   Fifth Third Bancorp ..........    1,170,586          753,900
      4,000   Franklin Bank Corp.+ .........       20,560           17,240
      4,000   H&R Block Inc. ...............       89,704           74,280
      3,000   Leucadia National Corp. ......       30,175          141,300
      5,018   NewAlliance Bancshares Inc. ..       69,527           57,807
        418   PNC Financial Services
                Group Inc. .................       30,556           27,442
      2,000   Provident New York Bancorp ...       30,603           25,840
     60,000   SLM Corp. ....................    1,616,423        1,208,400
      8,000   The Midland Co. ..............      507,163          517,520
     15,000   Wachovia Corp. ...............      674,607          570,450
      2,000   Wells Fargo & Co. ............       60,170           60,380
                                             ------------     ------------
                                                4,510,025        3,717,039
                                             ------------     ------------
              FOOD AND BEVERAGE -- 2.8%
     50,000   Denny's Corp.+ ...............      149,592          187,500
        500   Genesee Corp., Cl. A+ ........            0                0
     12,200   Genesee Corp., Cl. B+ ........        1,020                0

                                                                MARKET
    SHARES                                       COST            VALUE
    ------                                       ----           ------
      3,000   Grolsch NV, CVA .............. $    206,766     $    210,009
    125,000   Grupo Continental SAB de CV ..      192,058          295,942
     50,000   Nissin Food
                Products Co. Ltd. ..........    1,728,362        1,615,719
      5,000   Pernod-Ricard SA .............      862,243        1,155,752
     15,000   Quilmes Industrial SA, ADR ...    1,187,903        1,218,750
      7,000   Remy Cointreau SA ............      447,995          499,130
      1,000   Sara Lee Corp. ...............       16,435           16,060
                                             ------------     ------------
                                                4,792,374        5,198,862
                                             ------------     ------------
              HEALTH CARE -- 11.3%
     70,000   Adams Respiratory
                Therapeutics Inc.+ .........    4,160,957        4,181,800
     15,000   Advanced Medical Optics Inc.+       501,240          367,950
        468   Allergan Inc. ................       27,203           30,064
        500   Aspreva
                Pharmaceuticals Corp.+ .....       12,878           13,000
    511,900   Coley Pharmaceutical
                Group Inc.+ ................    4,073,702        4,095,200
        200   E-Z-Em-Inc.+ .................        4,090            4,146
      3,000   I-Flow Corp.+ ................       39,977           47,340
     10,000   IMS Health Inc. ..............      275,163          230,400
      5,000   Lifecore Biomedical Inc.+ ....       53,521           72,250
    100,000   MGI Pharma Inc.+ .............    4,014,723        4,053,000
     13,000   Pharmion Corp.+ ..............      826,645          817,180
     35,000   Respironics Inc.+ ............    2,287,708        2,291,800
    100,000   Sierra Health Services Inc.+ .    4,192,501        4,196,000
      1,747   UCB SA .......................      123,761           78,695
      1,500   Ventana Medical
                Systems Inc.+ ..............      118,057          130,845
                                             ------------     ------------
                                               20,712,126       20,609,670
                                             ------------     ------------
              HOTELS AND GAMING -- 4.4%
     90,000   Harrah's Entertainment Inc. ..    7,696,758        7,987,500
        600   Las Vegas Sands Corp.+ .......       18,278           61,830
                                             ------------     ------------
                                                7,715,036        8,049,330
                                             ------------     ------------
              MACHINERY -- 0.0%
      1,000   Stork NV .....................       70,273           70,325
                                             ------------     ------------
              METALS AND MINING -- 0.6%
      7,000   Barrick Gold Corp. ...........      204,960          294,350
     20,000   Claymont Steel
                Holdings Inc.+ .............      468,625          467,000
     10,000   Gold Fields Ltd., ADR ........      127,424          142,000
        200   Jubilee Mines NL .............        4,334            3,983
      4,000   NovaGold Resources Inc.+ .....       62,865           32,640
     10,000   Royal Oak Mines Inc.+ ........       11,858                0
     10,250   Uranium One Inc.+ ............      128,326           91,704
                                             ------------     ------------
                                                1,008,392        1,031,677
                                             ------------     ------------
              PUBLISHING -- 0.1%
        500   Idearc Inc. ..................       15,938            8,780
     10,000   PagesJaunes Groupe SA ........      277,389          200,447
                                             ------------     ------------
                                                  293,327          209,227
                                             ------------     ------------

                See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
================================================================================

                                                                MARKET
    SHARES                                       COST            VALUE
    ------                                       ----           ------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE -- 0.0%
        316   HomeFed Corp.+ ............... $        566     $     19,924
                                             ------------     ------------
              RETAIL -- 0.8%
      6,500   Genesco Inc.+ ................      343,909          245,700
     35,000   Pier 1 Imports Inc.+ .........      241,412          183,050
      1,000   Saks Inc.+ ...................       17,450           20,760
     10,000   SUPERVALU Inc. ...............      297,500          375,200
     21,687   The Great Atlantic &
                Pacific Tea Co. Inc.+ ......      646,273          679,454
                                             ------------     ------------
                                                1,546,544        1,504,164
                                             ------------     ------------
              SPECIALTY CHEMICALS -- 3.2%
    150,000   UAP Holding Corp. ............    5,775,873        5,790,000
                                             ------------     ------------
              TELECOMMUNICATIONS -- 3.3%
     33,100   Asia Satellite Telecommunications
                Holdings Ltd., ADR .........      754,369          615,660
     27,400   BCE Inc. .....................    1,052,781        1,088,876
     14,000   Corning Inc. .................      179,677          335,860
     10,000   Golden Telecom Inc.+ .........    1,008,160        1,009,500
    220,000   Portugal Telecom SGPS SA .....    2,555,349        2,872,348
      6,000   Portugal Telecom SGPS SA, ADR        69,318           78,120
      3,000   Telegroup Inc.+ ..............           31                3
      2,000   Verizon Communications Inc. ..       76,365           87,380
                                             ------------     ------------
                                                5,696,050        6,087,747
                                             ------------     ------------
              WASTE MANAGEMENT -- 0.1%
      4,000   Waste Industries USA Inc. ....      142,713          145,200
                                             ------------     ------------
              WIRELESS COMMUNICATIONS -- 3.7%
        500   American Tower Corp., Cl. A+ .        7,708           21,300
     14,000   Metricom Inc.+ ...............        1,680                9
     80,000   Rural Cellular Corp., Cl. A+ .    3,487,956        3,527,200
    100,000   SunCom Wireless Holdings Inc.,
                Cl. A+ .....................    2,585,936        2,668,000
      6,000   United States Cellular Corp.+       276,260          504,600
     50,000   Winstar
                Communications Inc.+ (a) ...        2,125               50
                                             ------------     ------------
                                                6,361,665        6,721,159
                                             ------------     ------------
              TOTAL COMMON STOCKS ..........  109,215,181      109,451,786
                                             ------------     ------------
              PREFERRED  STOCKS  -- 0.0%
              COMMUNICATIONS  EQUIPMENT  -- 0.0%
              RSL Communications Ltd.,
      1,000     7.500% Cv. Pfd.+ (a) .......           93                0
      2,000     7.500% Cv. Pfd.,
                Ser. A+ (a)(c) .............          185                0
                                             ------------     ------------
                                                      278                0
                                             ------------     ------------
              HOME FURNISHINGS -- 0.0%
      8,000   O'Sullivan Industries
                Holdings Inc., 12.000% Pfd.+        4,750                0
                                             ------------     ------------
              TOTAL PREFERRED STOCKS .......        5,028                0
                                             ------------     ------------

   PRINCIPAL                                                    MARKET
    AMOUNT                                       COST            VALUE
    ------                                       ----           ------
              CORPORATE BONDS -- 0.2%
              BUSINESS SERVICES -- 0.2%
 $  498,626   GP Strategies Corp.,
                Sub. Deb.,
                6.000%, 08/14/08 (a)(b) .... $    438,598     $    440,087
                                             ------------     ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    100,000   Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%, 02/15/08+ (a) ......        2,250                0
                                             ------------     ------------
              CONSUMER PRODUCTS -- 0.0%
  3,600,000   Pillowtex Corp.,
                Sub. Deb. Cv.,
                6.000%, 12/15/17+ (a) ......            0                0
                                             ------------     ------------
              RETAIL -- 0.0%
    200,000   RDM Sports Group Inc.,
                Sub. Deb., 8.000%,
                08/15/15+ (a) ..............        4,000            4,000
                                             ------------     ------------
              TRANSPORTATION -- 0.0%
    850,000   Builders Transport Inc.,
                Sub. Deb. Cv.,
                6.500%, 05/01/11+ (a) ......        8,500                0
                                             ------------     ------------
              TOTAL CORPORATE BONDS ........      453,348          444,087
                                             ------------     ------------

SHARES
------
              WARRANTS -- 0.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
      5,000   Federal-Mogul Corp.,
                expire 12/27/14+ ...........            0                0
                                             ------------     ------------
              BROADCASTING -- 0.0%
      1,969   Granite Broadcasting Corp.,
                Ser. A, expire 06/04/12+ ...            0            1,969
      1,969   Granite Broadcasting Corp.,
                Ser. B, expire 06/04/12+ ...            0            1,969
                                             ------------     ------------
                                                        0            3,938
                                             ------------     ------------
              CONSUMER PRODUCTS -- 0.0%
     10,396   Pillowtex Corp.,
                expire 11/24/09+ (a) .......       45,461                1
                                             ------------     ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
    284,777   National Patent Development Corp.,
                expire 08/14/08+ (a)(b) ....            0           30,611
      6,533   WHX Corp., expire 02/28/08+ ..       53,205              327
                                             ------------     ------------
                                                   53,205           30,938
                                             ------------     ------------
              ENERGY AND UTILITIES -- 0.0%
      7,500   WesternZagros Resources Ltd.,
                expire 01/18/08+ ...........       11,783            1,140
                                             ------------     ------------
              TOTAL WARRANTS ...............      110,449           36,017
                                             ------------     ------------

                See accompanying notes to financial statements.

THE GABELLI ABC FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- DECEMBER 31, 2007
================================================================================

 PRINCIPAL                                                      MARKET
  AMOUNT                                         COST            VALUE
 ---------                                       ----           ------
              U.S. GOVERNMENT OBLIGATIONS -- 45.6%
              U.S. TREASURY BILLS -- 43.0%
 $79,423,000  U.S. Treasury Bills,
                2.869% to 4.148%++,
                01/03/08 to 06/12/08 ....... $ 78,827,937     $ 78,802,933
                                             ------------     ------------
              U.S. TREASURY NOTES -- 2.6%
   4,775,000  U.S.  Treasury  Note,
                3.000%, 02/15/08 ...........    4,768,845        4,768,845
                                             ------------     ------------
              TOTAL U.S.
                GOVERNMENT OBLIGATIONS .....   83,596,782       83,571,778
                                             ------------     ------------
              TOTAL INVESTMENTS -- 105.6% .. $193,380,788      193,503,668
                                             ============
              OTHER ASSETS AND
                LIABILITIES (NET) -- (5.6)% .................  (10,235,614)
                                                              ------------
              NET ASSETS -- 100.0% .......................... $183,268,054
                                                              ============
----------------
 (a) Securities  fair  valued  under  procedures  established  by the  Board  of
     Directors.   The  procedures  may  include  reviewing  available  financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At December 31, 2007, the market value of fair valued securities amounted to $451,994 or 0.25% of total net assets.
 (b) At December 31, 2007, the Fund held investments in restricted and illiquid securities amounting to $470,698 or 0.26% of total net assets, which were valued under methods approved by the Board as follows:

 ACQUISITION                                                           12/31/07
   SHARES/                                                             CARRYING
  PRINCIPAL                                  ACQUISITION  ACQUISITION   VALUE
   AMOUNT  ISSUER                                DATE         COST     PER UNIT
  -------- ------                                ----         ----     --------
  284,777  National Patent Development Corp.
             warrants expire 08/14/08 .........11/24/04    $   0.00     $ 0.1075
 $498,626  GP Strategies Corp., Sub. Deb.,
             6.000%, 08/14/08 .................08/08/03     344,072      88.2599

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, the market value of the Rule 144A security amounted to $0 or 0.00% of total net assets.
 +   Non-income producing security.
 ++  Represents annualized yield at date of purchase.
 ADR American Depository Receipt
 CVO Contingent Value Obligation

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2007
================================================================================

ASSETS:
  Investments, at value (cost $193,380,788) ..................  $ 193,503,668
  Foreign currency, at value (cost $2,712) ...................          2,763
  Cash .......................................................         37,781
  Receivable for investments sold ............................        220,974
  Receivable for Fund shares sold ............................        131,190
  Dividends and interest receivable ..........................        145,673
  Prepaid expenses ...........................................         27,606
                                                                -------------
  TOTAL ASSETS ...............................................    194,069,655
                                                                -------------
LIABILITIES:
  Payable for investments purchased ..........................     10,504,546
  Payable for Fund shares redeemed ...........................            600
  Payable for investment advisory fees .......................         80,717
  Payable for distribution fees ..............................          1,414
  Payable for accounting fees ................................         11,251
  Unrealized depreciation on swap contracts ..................        115,317
  Other accrued expenses .....................................         87,756
                                                                -------------
  TOTAL LIABILITIES ..........................................     10,801,601
                                                                -------------
  NET ASSETS applicable to 18,697,563 shares outstanding .....  $ 183,268,054
                                                                =============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value .........................  $ 183,300,663
  Undistributed net investment income ........................        115,319
  Accumulated distributions in excess of
    net realized gain on investments,  swap
    contracts, and foreign currency transactions .............       (157,222)
  Net unrealized appreciation on investments .................        122,880
  Net unrealized depreciation on swap contracts ..............       (115,317)
  Net unrealized appreciation on foreign currency translations          1,731
                                                                -------------
  NET ASSETS .................................................  $ 183,268,054
                                                                =============

SHARES OF BENEFICIAL INTEREST:
  CLASS AAA:
  Net Asset Value, offering and redemption
    price per share ($176,321,972 / 17,988,429
    shares outstanding; 500,000,000 shares authorized) .......          $9.80
                                                                        =====
  ADVISOR CLASS:
  Net Asset Value, offering and redemption
    price per share ($6,946,082 / 709,134
    shares outstanding; 500,000,000
    shares authorized) .......................................          $9.80
                                                                        =====


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2007
================================================================================

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $80,759) .................... $  2,418,898
  Interest .......................................................    2,396,941
                                                                   ------------
  TOTAL INVESTMENT INCOME ........................................    4,815,839
                                                                   ------------
EXPENSES:
  Investment advisory fees .......................................    1,382,772
  Distribution fees - Advisor Class ..............................        8,274
  Legal and audit fees ...........................................       60,297
  Custodian fees .................................................       58,934
  Shareholder communications expenses ............................       48,793
  Accounting fees ................................................       45,000
  Shareholder services fees ......................................       30,533
  Registration expenses ..........................................       24,606
  Directors' fees ................................................       10,542
  Interest expense ...............................................        5,403
  Miscellaneous expenses .........................................       25,788
                                                                   ------------
  TOTAL EXPENSES .................................................    1,700,942
  Less: Fees waived (see Note 3) .................................     (336,575)
       Custodian fee credits .....................................      (41,970)
                                                                   ------------
  NET EXPENSES ...................................................    1,322,397
                                                                   ------------
  NET INVESTMENT INCOME ..........................................    3,493,442
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
  SWAP CONTRACTS, AND FOREIGN CURRENCY:
  Net realized gain on investments ...............................   14,686,028
  Net realized gain on swap contracts ............................      233,459
  Net realized loss on foreign currency transactions .............      (44,645)
                                                                   ------------
  Net realized gain on investments, swap contracts,
     and foreign currency transactions ...........................   14,874,842
                                                                   ------------
  Net change in unrealized appreciation/depreciation:
    on investments ...............................................   (4,112,019)
    on swap contracts ............................................     (115,317)
    on foreign currency translations .............................        1,526
                                                                   ------------
  Net change in unrealized appreciation/
     depreciation on investments, swap contracts,
     and foreign currency translations ...........................   (4,225,810)
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
     SWAP CONTRACTS, AND FOREIGN CURRENCY ........................   10,649,032
                                                                   ------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........... $ 14,142,474
                                                                   ============

                 See accompanying notes to financial statements.

                              THE GABELLI ABC FUND


STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                               YEAR ENDED          YEAR ENDED
                                                            DECEMBER 31, 2007  DECEMBER 31, 2006
                                                            -----------------  -----------------
OPERATIONS:
  Net investment income ................................      $   3,493,442       $   4,371,541
  Net realized gain on investments, swap contracts,
     and foreign currency transactions .................         14,874,842          14,330,042
  Net change in unrealized appreciation/depreciation
     on investments, swap contracts, and
     foreign currency translations .....................         (4,225,810)          1,522,887
                                                              -------------       -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .         14,142,474          20,224,470
                                                              -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ..........................................         (2,804,616)         (3,811,884)
    Advisor Class ......................................            (99,460)                 --
                                                              -------------       -------------
                                                                 (2,904,076)         (3,811,884)
                                                              -------------       -------------
  Net realized gain on investments
    Class AAA ..........................................        (12,478,122)        (11,289,043)
    Advisor Class ......................................           (476,767)                 --
                                                              -------------       -------------
                                                                (12,954,889)        (11,289,043)
                                                              -------------       -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................        (15,858,965)        (15,100,927)
                                                              -------------       -------------
CAPITAL SHARE TRANSACTIONS:
  Class AAA ............................................         22,754,023         (27,337,170)
  Advisor Class ........................................          7,454,321                  --
                                                              -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS ........................         30,208,344         (27,337,170)
                                                              -------------       -------------
  REDEMPTION FEES ......................................                 85                 406
                                                              -------------       -------------
  NET INCREASE (DECREASE) IN NET ASSETS ................         28,491,938         (22,213,221)
NET ASSETS:
  Beginning of period ..................................        154,776,116         176,989,337
                                                              -------------       -------------
  End of period (including undistributed net
     investment income of $115,319 and $0, respectively)      $ 183,268,054       $ 154,776,116
                                                              =============       =============

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS
================================================================================


1. ORGANIZATION. The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc. (the "Corporation"), was organized on October 30, 1992 as a Maryland corporation. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is to achieve total returns that are attractive to investors in various market conditions without excessive risk of capital loss. The Fund commenced investment operations on May 14, 1993. On February 21, 2007, the Board of Directors (the "Board") reclassified the Fund's shares into Class AAA Shares and Advisor Class Shares and reallocated the authorized shares evenly between these Share Classes. Advisor Class Shares were first issued on May 1, 2007.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

In September 2006, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Fund does not believe the adoption of the SFAS 157 will impact the amounts reported in the financial statements.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At December 31, 2007, there were no open repurchase agreements.

SWAP AGREEMENTS. The Fund may enter into equity swap transactions. The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. An equity swap is a swap where a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments on the common shares. In addition, at the time an equity swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized below. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation.

The Fund has entered into equity swaps with Bear, Stearns International Limited. Details of the equity swaps at December 31, 2007 are as follows:

             NOTIONAL                EQUITY SECURITY                      INTEREST RATE/            TERMINATION   NET UNREALIZED
              AMOUNT                    RECEIVED                       EQUITY SECURITY PAID             DATE       DEPRECIATION
              ------                    --------                       --------------------             ----       ------------
                                       Market Value             Overnight LIBOR plus 40 bps plus
                                     Appreciation on:            Market Value Depreciation on:
 $4,103,855 (300,000 Shares)  Imperial Chemical Industries plc  Imperial Chemical Industries plc      06/16/08      $(114,502)
     19,286 (5,000 Shares)           BBI Holdings plc                BBI Holdings plc                 10/15/08           (815)
                                                                                                                    ---------
                                                                                                                    $(115,317)
                                                                                                                    =========

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At December 31, 2007, there were no open futures contracts.

SECURITIES SOLD SHORT. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The Fund did not hold any short positions as of December 31, 2007.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At December 31, 2007, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund, including the Fund's use of the tax accounting practice known as equalization. For the fiscal year ended December 31, 2007, reclassifications were made to decrease undistributed net investment income by $248,310 and to increase accumulated distributions in excess of net realized gain on investments, swap contracts, and foreign currency transactions by $1,830,331, with an offsetting adjustment to paid-in capital.

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

                                             YEAR ENDED         YEAR ENDED
                                          DECEMBER 31, 2007  DECEMBER 31, 2006
                                          -----------------  -----------------
          DISTRIBUTIONS PAID FROM:
          Ordinary income (inclusive of
             short-term capital gains) .... $12,197,421        $15,554,899
          Net long-term capital gains .....   3,661,544          3,318,578
                                            -----------        -----------
          Total distributions paid ........ $15,858,965        $18,873,477
                                            ===========        ===========

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2007, the difference between book basis and tax basis unrealized depreciation was primarily due to deferral of losses from wash sales for tax purposes.

As of December 31, 2007, the components of accumulated earning/(losses) on a tax basis were as follows:

                  Net unrealized depreciation
                    on investments and
                    foreign currency transactions ..... $(147,927)
                  Other temporary differences .........   115,318
                                                        ---------
                  Total ............................... $ (32,609)
                                                        =========

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at December 31, 2007:

                                         GROSS         GROSS
                                      UNREALIZED    UNREALIZED    NET UNREALIZED
                             COST    APPRECIATION  DEPRECIATION    DEPRECIATION
                             ----    ------------  ------------    ------------
    Investments ....... $193,538,009  $4,687,805   $(4,722,146)      $(34,341)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


For the fiscal year ended December 31, 2007, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses in the Statement of Operations. The Fund is not subject to examination by U.S. federal tax authorities for tax years before 2003 and by state tax authorities for tax years before 2002.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.50% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. Effective May 1, 2007, the Board, including a majority of its Independent Directors, approved a permanent reduction in the contractual investment advisory fee rate from 1.00% to 0.50%. Prior to May 1, the Adviser had contractually agreed to waive its investment advisory fee in the amount of 0.50% of the Fund's daily net assets, through December 31, 2007. The Fund's expenses were reduced by $336,575 during the four months ended April 30, 2007.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $250 per meeting attended. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for the Advisor Class Shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Advisor Class Share Plan, payment is authorized to Gabelli & Company at an annual rate of 0.25% of the average daily net assets of the Advisor Class Shares, the annual limitation under the Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the fiscal year ended December 31, 2007, other than short-term securities, aggregated $677,833,102 and $315,083,783, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the fiscal year ended December 31, 2007, the Fund paid brokerage commissions on security trades of $406,199 to Gabelli & Company.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the fiscal year ended December 31, 2007, the Fund paid or accrued $45,000 to the Adviser in connection with the cost of computing the Fund's NAV.

7. LINE OF CREDIT. Effective June 20, 2007, the Fund participates in an unsecured line of credit of up to $75,000,000, and may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Prior to June 20, 2007, the line of credit was $25,000,000. Borrowings under this arrangement bear interest at 0.75% above the federal funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations. During the fiscal year ended December 31, 2007, there were no borrowings under the line of credit.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers two classes of shares - Class AAA Shares and Advisor Class Shares. Class AAA Shares are available directly through the distributor or through the Fund's transfer agent. Advisor Class Shares are available through registered broker-dealers or other financial intermediaries that have entered into appropriate selling agreements with the distributor.

THE GABELLI ABC FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================


The Fund imposes a redemption fee of 2.00% on Class AAA Shares and Advisor Class Shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The redemption fees retained by the Fund during the fiscal years ended December 31, 2007 and December 31, 2006 amounted to $85 and $406, respectively.

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                              YEAR ENDED                        YEAR ENDED
                                                           DECEMBER 31, 2007                 DECEMBER 31, 2006
                                                     ----------------------------       ---------------------------
                                                               CLASS AAA                         CLASS AAA
                                                     ----------------------------       ---------------------------
                                                       SHARES           AMOUNT           SHARES           AMOUNT
                                                     ----------      ------------       ----------     ------------
Shares sold ........................................  6,893,007      $ 69,660,885        4,109,656     $ 44,553,475
Shares issued upon reinvestment of distributions ...  1,129,451        11,068,623          639,217        6,398,559
Shares redeemed .................................... (5,508,625)      (57,975,485)      (7,243,467)     (78,289,204)
                                                     ----------      ------------       ----------     ------------
  Net increase (decrease) ..........................  2,513,833      $ 22,754,023       (2,494,594)    $(27,337,170)
                                                     ==========      ============       ==========     ============
                                                            ADVISOR CLASS*
                                                     ----------------------------
Shares sold ........................................    841,078      $  8,859,863
Shares issued upon reinvestment of distributions ...     57,999           568,384
Shares redeemed ....................................   (189,943)       (1,973,926)
                                                     ----------      ------------
  Net increase .....................................    709,134      $  7,454,321
                                                     ==========      ============

----------------
*The Advisor Class Shares were initially offered on May 1, 2007.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10. OTHER MATTERS. The Adviser and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Adviser. GAMCO Investors, Inc. ("GAMCO"), the Adviser's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Adviser made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Adviser was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Adviser in connection with the actions of two of nine closed-end funds managed by the Adviser relating to Section 19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Adviser believes that all of the funds are now in compliance. The Adviser believes that these matters would have no effect on the Fund or any material adverse effect on the Adviser or its ability to manage the Fund.

THE GABELLI ABC FUND
FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of capital stock outstanding throughout each period:

                                        INCOME
                              FROM INVESTMENT OPERATIONS                   DISTRIBUTIONS
                          -----------------------------------    ------------------------------------
                                         Net
                                       Realized
              Net Asset                  and          Total                   Net
                Value,       Net     Unrealized       from         Net      Realized
Period Ended  Beginning  Investment    Gain on     Investment  Investment    Gain on        Total
December 31   of Period   Income(a)  Investments   Operations    Income    Investments  Distributions
-----------   ---------   ---------  -----------   ----------    ------    -----------  -------------
CLASS AAA
  2007         $10.00       $0.16       $0.55        $0.71       $(0.17)     $(0.74)       $(0.91)
  2006           9.85        0.30        0.88         1.18        (0.26)      (0.77)        (1.03)
  2005           9.85        0.17        0.32         0.49        (0.15)      (0.34)        (0.49)
  2004           9.83        0.08        0.11         0.19        (0.08)      (0.09)        (0.17)
  2003           9.64        0.05        0.43         0.48        (0.01)      (0.28)        (0.29)
ADVISOR CLASS (E)
  2007         $10.33       $0.12       $0.24        $0.36       $(0.16)     $(0.74)       $(0.90)

                                                        RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                   --------------------------------------------------------

                               Net                                      Operating   Operating
                              Asset               Net Assets,            Expenses    Expenses
                              Value,                End of        Net     Before      Net of      Portfolio
Period Ended     Redemption   End of     Total      Period    Investment   Fees        Fees       Turnover
December 31        Fees(a)    Period    Return+   (in 000's)    Income    Waived      Waived        Rate
-----------        -------    ------    -------    --------     ------    ------      ------        ----
CLASS AAA
  2007             $0.00(b)   $ 9.80      7.1%     $176,322      1.50%     0.79%     0.65%(c)(d)    204%
  2006              0.00(b)    10.00     12.0       154,776      2.44      1.14      0.64(c)(d)     190
  2005              0.00(b)     9.85      5.0       176,989      1.26      1.14      0.64(c)        127
  2004              0.00(b)     9.85      1.9       301,255      0.83      1.15      0.61           141
  2003                --        9.83      4.9       294,070      0.59      1.40      0.65           244
ADVISOR CLASS (E)
  2007             $0.00(b)    $ 9.79     3.5%     $  6,946      1.74%(f)  0.89%(f)  0.92%(c)(d)(f) 204%

-------------
  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average shares outstanding method.
(b) Amount represents less than $0.005 per share.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the fiscal years ended December 31, 2007, 2006 and 2005 would have been 0.63%, 0.62%, and 0.62% for Class AAA, and 0.89% for the period ended December 31, 2007 for the Advisor Class.
(d) The fund incurred interest expense during the fiscal years ended December 31, 2007 and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.63% and 0.61% for Class AAA, and 0.88% for the period ended December 31, 2007 for the Advisor Class.
(e) Advisor Class Shares were initially offered on May 1, 2007.
(f) Annualized.

                 See accompanying notes to financial statements.

THE GABELLI ABC FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================


To the Shareholders and Board of Directors of Gabelli Investor Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli ABC Fund (the "Fund"), a series of Gabelli Investor Funds, Inc., as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The
Gabelli ABC Fund, a series of Gabelli Investor Funds, Inc., at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
February 21, 2008

THE GABELLI ABC FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
================================================================================


The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli ABC Fund at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS(1)          LENGTH OF    COMPLEX OVERSEEN       PRINCIPAL OCCUPATION(S)                       OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED(2)   BY DIRECTOR          DURING PAST FIVE YEARS                        HELD BY DIRECTOR(4)
     -------          -------------    -----------          ----------------------                        -------------------
INTERESTED DIRECTORS(3):
-----------------------
MARIO J. GABELLI       Since 1993          26       Chairman and Chief Executive Officer of             Director of Morgan Group
Director and                                        GAMCO Investors, Inc. and Chief Investment          Holdings, Inc. (holding
Chief Investment Officer                            Officer - Value Portfolios of Gabelli Funds,        company); Chairman of
Age: 65                                             LLC and GAMCO Asset Management Inc.;                the Board of LICT
                                                    Director/Trustee or Chief Investment Officer        Corp. (multimedia and
                                                    of other registered investment companies            communication services
                                                    in the Gabelli/GAMCO Funds complex;                 company)
                                                    Chairman and Chief Executive Officer
                                                    of GGCP, Inc.

INDEPENDENT DIRECTORS(5):
------------------------
ANTHONY J. COLAVITA    Since 1993          35       Partner in the law firm of                                   --
Director                                            Anthony J. Colavita, P.C.
Age: 72

VINCENT D. ENRIGHT     Since 1993          15       Former Senior Vice President and Chief                       --
Director                                            Financial Officer of KeySpan
Age: 64                                             Corporation (public utility)

MARY E. HAUCK          Since 2000           3       Retired Senior Manager of the Gabelli                        --
Director                                            O'Connor Fixed Income Mutual Funds
Age: 65                                             Management Company

WERNER J. ROEDER, MD   Since 1993          23       Medical Director of Lawrence Hospital and                    --
Director                                            practicing private physician
Age: 67

THE GABELLI ABC FUND
ADDITIONAL FUND INFORMATION (CONTINUED) (UNAUDITED)
================================================================================

                         TERM OF
NAME, POSITION(S)      OFFICE AND
    ADDRESS(1)          LENGTH OF                       PRINCIPAL OCCUPATION(S)
     AND AGE          TIME SERVED(2)                    DURING PAST FIVE YEARS
     -------          -------------                     ----------------------
OFFICERS:
--------
BRUCE N. ALPERT        Since 2003            Executive Vice President and Chief Operating
President                                    Officer of Gabelli Funds, LLC since 1988 and an
Age: 56                                      officer of most of the registered investment
                                             companies in the Gabelli/GAMCO Funds complex.
                                             Director and President of Gabelli Advisers, Inc.
                                             since 1998

JAMES E. MCKEE         Since 1995            Vice President, General Counsel, and Secretary of
Vice President and                           GAMCO Investors, Inc. since 1999 and GAMCO Asset
Secretary                                    Management Inc. since 1993; Secretary of all of
Age:44                                       the registered investment companies in the
                                             Gabelli/GAMCO Funds complex


AGNES MULLADY          Since 2006            Vice President of Gabelli Funds, LLC since 2007;
Treasurer                                    Officer of all of the registered investment
Age: 49                                      companies in the Gabelli/GAMCO Funds complex;
                                             Senior Vice President of U.S. Trust Company, N.A.
                                             and Treasurer and Chief Financial Officer of
                                             Excelsior Funds from 2004 through 2005; Chief
                                             Financial Officer of AMIC Distribution Partners
                                             from 2002 through 2004; Controller of Reserve
                                             Management Corporation and Reserve Partners, Inc.
                                             and Treasurer of Reserve Funds from 2000 through
                                             2002


PETER D. GOLDSTEIN     Since 2004            Director of Regulatory Affairs at GAMCO Investors,
Chief Compliance Officer                     Inc. since 2004; Chief Compliance Officer of all
Age: 54                                      of the registered investment companies in the
                                             Gabelli/GAMCO Funds complex; Vice President of
                                             Goldman Sachs Asset Management from 2000 through
                                             2004

---------------
  1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
  2 Each Director will hold office for an indefinite  term until the earliest of
    (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Corporation's By-Laws and Articles of Incorporation. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.
  3 "Interested person" of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an "interested person" because of his affiliation with Gabelli Funds, LLC which acts as the Fund's investment adviser.
  4 This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e. public companies) or other investment companies registered under the 1940 Act.
  5 Directors  who  are  not  interested  persons  are  considered "Independent"
    Directors.

--------------------------------------------------------------------------------
                   2007 TAX NOTICE TO SHAREHOLDERS (Unaudited)

  For the fiscal year ended December 31, 2007, the Fund paid to shareholders an ordinary income dividend (comprised of net investment income and short-term capital gains) totaling $0.700 and $0.688 per share for Class AAA and Advisor Class, respectively, and long-term capital gains totaling $3,661,544 which is designated as a capital gain dividend. For the fiscal year ended December 31, 2007, 12.02% of the ordinary income distribution qualifies for the dividends received deduction available to corporations, and 14.06% of the ordinary income distribution was qualified dividend income.

  U.S. GOVERNMENT INCOME:
  The percentage of the ordinary income dividend paid by the Fund during fiscal year 2007 which was derived from U.S. Treasury securities was 13.73%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Government securities. The Gabelli ABC Fund did not meet this strict requirement in 2007. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax advisor as to the applicability of the information provided to your specific situation.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
     GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)            PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
GAMCO WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                  PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN __________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
GAMCO WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                              THE GABELLI ABC FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                           Mary E. Hauck
CHAIRMAN AND CHIEF                              FORMER SENIOR PORTFOLIO MANAGER
EXECUTIVE OFFICER                               GABELLI-O'CONNOR FIXED INCOME
GAMCO INVESTORS, INC.                           MUTUAL FUND MANAGEMENT CO.

Anthony J. Colavita                             Werner J. Roeder, MD
ATTORNEY-AT-LAW                                 MEDICAL DIRECTOR
ANTHONY J. COLAVITA, P.C.                       LAWRENCE HOSPITAL

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.


                                    OFFICERS

Bruce N. Alpert                                 James E. McKee
PRESIDENT                                       SECRETARY

Agnes Mullady                                   Peter D. Goldstein
TREASURER                                       CHIEF COMPLIANCE OFFICER


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.


                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company


                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP



--------------------------------------------------------------------------------
This report is submitted for the general information of the share holders of The Gabelli ABC Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB408Q407AR


                                                         [GRAPHIC OMITTED]  E  P
                                                         Gabelli Triangle   P  M
                                                            MANAGEMENT      S  V
                                                            CASH FLOW
                                                             RESEARCH


                                                      THE
                                                      GABELLI
                                                      ABC
                                                      FUND


                                                                   ANNUAL REPORT
                                                               DECEMBER 31, 2007

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Directors has determined that Vincent D. Enright is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,500 for 2006 and $32,200 for 2007.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2006 and $0 for 2007.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,900 for 2006 and $4,100 for 2007. Tax fees represent tax compliance services provided in connection with the review of the Registrant's tax returns.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2006 and $0 for 2007.

   (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and
          (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC ("Gabelli") that provides services to the registrant (a "Covered Services Provider") if the independent registered public accounting firm's engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to the other persons (other than Gabelli or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

   (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was (0%) zero percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $100,900 for 2006 and $69,100 for 2007.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

   (a)(2) Certifications  pursuant  to Rule  30a-2(a)  under  the  1940  Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3) Not applicable.

   (b)    Certifications  pursuant  to Rule  30a-2(b)  under  the  1940  Act and
          Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)  Gabelli Investor Funds, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     03/05/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     03/05/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady, Principal Financial Officer and Treasurer

Date     03/05/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.